Financial Assets at Fair Value through Profit or Loss - Schedule of Movement of Financial Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Financial Assets [Abstract]
As of April 1	$ 43,194,607
Additions	71,801,820	60,765,436
Disposal	(92,127,812)	(36,431,683)
Impairment loss recognized in profit or loss	(671,403)
Fair value gains recognized in profit or loss	(8,417,563)	18,860,854
As of March 31	$ 13,779,649	$ 43,194,607